Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total cost	$ 2,714,000	$ 1,360,000	$ 1,144,000
Less accumulated depreciation	(758,000)	(605,000)	(380,000)
Net	1,956,000	755,000	764,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	1,980,000	1,013,000	849,000
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	204,000	198,000	198,000
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total cost	166,000	149,000	$ 97,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 364,000	$ 164,000